Strategic investments - Changes (Details) - CAD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Amount
Beginning balance					$ 1,609,354
Ending balance	$ 39,991,750				$ 39,991,750	$ 1,609,354
Beauce Gold Fields ("BGF") shares - level 1
Quantity
Number of warrants, outstanding, beginning balance					1,025,794	1,025,794
Additions					0
Received in lieu of payment of services rendered					0
Number of instruments exercised					0
Disposed					0	0
Expired						0
Change in the fair value					0	0
Number of warrants, outstanding, ending balance	1,025,794				1,025,794	1,025,794
Amount
Beginning balance					$ 133,354	$ 102,579
Additions					0
Received in lieu of payment of services rendered					0
Exercised					0
Disposed					0	0
Expired						0
Change in the fair value					(10,259)	30,775
Ending balance	$ 123,095				$ 123,095	$ 133,354
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Quantity
Number of warrants, outstanding, beginning balance					18,450,000	21,350,000
Additions	2,687,000	4,000,000		1,200,000	7,887,000
Received in lieu of payment of services rendered			4,394,600		4,394,600
Number of instruments exercised					1,500,000
Disposed	16,429,400				(17,241,400)	(2,900,000)
Expired						0
Change in the fair value					0	0
Number of warrants, outstanding, ending balance	14,990,200				14,990,200	18,450,000
Amount
Beginning balance					$ 1,476,000	$ 1,281,000
Additions					3,395,742
Received in lieu of payment of services rendered			$ 395,414		395,514
Exercised					540,000
Disposed	$ 10,798,056				(10,798,056)	(261,000)
Expired						0
Change in the fair value					21,480,020	456,000
Ending balance	$ 16,489,220				$ 16,489,220	$ 1,476,000
HPQ warrants - level 3
Quantity
Number of warrants, outstanding, beginning balance					17,750,000	18,750,000
Additions		4,000,000		1,200,000	5,200,000
Received in lieu of payment of services rendered			4,394,600		4,394,600
Number of instruments exercised	1,500,000				(1,500,000)
Disposed					0	0
Expired						(1,000,000)
Change in the fair value					0	0
Number of warrants, outstanding, ending balance	25,844,600				25,844,600	17,750,000
Amount
Beginning balance					$ 0	$ 310,537
Additions					560,000
Received in lieu of payment of services rendered					0
Exercised					(337,500)
Disposed					0	0
Expired						0
Change in the fair value					23,156,935	(310,537)
Ending balance	$ 23,379,435				$ 23,379,435	$ 0